Shareholders' Equity (Details 10) (Service-based restricted share units, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Share Units
Outstanding at the beginning of the period (in shares)	418,000	361,000	496,000
Awarded (in shares)	918,000	257,000	134,000
Vested (in shares)	(171,000)	(162,000)	(238,000)
Cancelled (in shares)	(46,000)	(38,000)	(31,000)
Outstanding at the end of the period (in shares)	1,119,000	418,000	361,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 71.03	$ 65.87	$ 62.37
Awarded (in dollars per share)	$ 39.67	$ 71.24	$ 48.57
Vested (in dollars per share)	$ 68.51	$ 61.73	$ 51.36
Cancelled (in dollars per share)	$ 64.33	$ 63.07	$ 64.34
Outstanding at the end of the period (in dollars per share)	$ 45.97	$ 71.03	$ 65.87
Total fair value vested	$ 7,400,000	$ 11,300,000	$ 12,500,000
Weibo
Restricted Share Units
Outstanding at the beginning of the period (in shares)	800,000
Awarded (in shares)	2,951,000
Vested (in shares)	(203,000)
Cancelled (in shares)	(41,000)
Outstanding at the end of the period (in shares)	3,507,000	800,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 13.19
Awarded (in dollars per share)	$ 17.11
Vested (in dollars per share)	$ 13.19
Cancelled (in dollars per share)	$ 17.23
Outstanding at the end of the period (in dollars per share)	$ 16.44	$ 13.19
Total fair value vested	$ 2,700,000	$ 0